Other operating (expenses) income, net	12 Months Ended
Dec. 31, 2018
Disclosure of Other operating income and expenses, net [Abstract]
Disclosure of other operating income expense [text block]
26.	Other operating (expenses) income, net

The following is the detail of other operating income or expenses for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
(Expense) reversal of provisions for litigations	(68,398)	(72,408)	112,999
Expense for gas pipeline availability BOMT contracts (1)	-	(72,318)	(125,077)
Impairment loss of short–term assets	(105,692)	(68,800)	(98,739)
(Loss) profit on sale of assets	(93,601)	40,227	(82,200)
(Loss) gain on acquisition of interests in joint operation (Note 30.3)	(12,065)	451,095	–
Compensation received	–	–	17,790
Deferred income BOMT contracts (2)	–	–	211,768
Other income	244,301	227,607	237,571
	(35,455)	505,403	274,112

(1)
Corresponds to the services rendered in connection with the BOMT contracts for the construction, operation, maintenance and transfer of gas pipelines with Transgas. This contract terminated in August 2017.

(2)
Corresponds to the amortization of the deferred income recognized by Ecopetrol in 2007 for the advance payment made by the Ministry of Finance and Public Credit of the obligations by Ecogas, in relation to the BOMT contracts for the construction, operation, maintenance and transfer of gas pipelines, signed between Ecopetrol and Transgas de Occidente, Centragas and Gases de Boyacá and Santander S.A. in 1997. The amortization of this deferred income ended in December 2016.